Company Financial Statements (Parent Company Only) - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ 151,065	$ 21,902	¥ 187,388	¥ 61,613
Total operating expenses	339,263	49,188	367,765	204,051
Loss from operations	(303,950)	(44,068)	(320,536)	(91,296)
Interest income	4,669	677	5,143	3,795
Other expenses	26,804	3,886	1,549	3,127
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	20,896	3,030	(6,107)	(9,974)
Total other comprehensive (loss) income, net of tax	20,896	3,030	(7,836)	(8,245)
Comprehensive loss attributable to EHang Holdings Limited	(307,325)	(44,557)	(321,795)	(95,864)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	(13,630)	(1,976)	(5,668)	(1,144)
Total operating expenses	(13,630)	(1,976)	(5,668)	(1,144)
Loss from operations	(13,630)	(1,976)	(5,668)	(1,144)
Interest income	1	0	14	463
Share of losses from subsidiaries	(253,575)	(36,765)	(299,575)	(117,678)
Income (losses) from the VIEs	(37,603)	(5,452)	(8,730)	30,740
Other expenses	(23,414)	(3,394)	0	0
Net loss attributable to the Company's ordinary shareholders	(328,221)	(47,587)	(313,959)	(87,619)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	20,896	3,030	(6,107)	(9,974)
Unrealized gains on available-for-sale debt securities	0	0	(1,729)	1,729
Total other comprehensive (loss) income, net of tax	20,896	3,030	(7,836)	(8,245)
Comprehensive loss attributable to EHang Holdings Limited	¥ (307,325)	$ (44,557)	¥ (321,795)	¥ (95,864)